Consolidated Statements of Shareholders' Equity and Comprehensive Loss (USD $) In Thousands, except Share data	Total	Common Shares	Additional Paid-in Capital	Deficit	Accumulated Other Comprehensive Loss
Beginning Balances at Dec. 31, 2009	$ 29,940	$ 82,894	$ 2,158	$ (51,293)	$ (3,819)
Beginning Balances (in shares) at Dec. 31, 2009		31,082,377
Issuance of stock on exercise of employee stock options (in shares)		331,406
Issuance of stock on exercise of employee stock options	517	517
Stock issued on acquisition of NASL (in shares)		1,600,000
Stock issued on acquisition of NASL	9,680	9,680
Stock issued for cash (in shares)		11,100,000
Stock issued for cash	49,959	49,959
Stock based compensation expense for the year	1,086		1,086
Amount credited to share capital related to options issued	(68)		(68)
Loss for the year	(1,766)			(1,766)
Currency translation adjustment	3,617				3,617
Ending Balances at Dec. 31, 2010	92,965	143,050	3,176	(53,059)	(202)
Ending Balances (in shares) at Dec. 31, 2010		44,113,783
Issuance of stock on exercise of employee stock options (in shares)		861,326
Issuance of stock on exercise of employee stock options	1,360	1,360
Stock based compensation expense for the year	1,381		1,381
Amount credited to share capital related to options issued	(266)		(266)
Loss for the year	(20,925)			(20,925)
Currency translation adjustment	44				44
Ending Balances at Dec. 31, 2011	$ 74,559	$ 144,410	$ 4,291	$ (73,984)	$ (158)
Ending Balances (in shares) at Dec. 31, 2011		44,975,109